INVENTORIES	9 Months Ended
Sep. 30, 2013
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:

Inventories consisted of the following:
	September 30,	December 31,
	2013	2012

	U.S. $ in millions

Finished products	$2,736	$2,871
Raw and packaging materials	1,592	1,754
Products in process	718	751
Goods in transit	198	126

	$5,244	$5,502